Cover Page	May 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Registrant Name	FRESH DEL MONTE PRODUCE INC.
Entity Incorporation, State or Country Code	E9
Entity File Number	333-07708
Entity Address, Address Line One	c/o Intertrust Corporate Services (Cayman) Limited
Entity Address, Address Line Two	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Postal Zip Code	KY1-9005
Entity Address, Country	KY
City Area Code	305
Local Phone Number	520-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 Par Value Per Share
Trading Symbol	FDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001047340
Amendment Flag	false